Employee benefits (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Profit sharing relating to the PLR provisioned		$ 403
Payment relating to the PLR provisioned	$ 663	464
Performance award program relating to the PRD Settled		359
Payment relating to the PRD provisioned	$ 697	468
Description of installments	As of December 31, 2025, termination liabilities amounts to US$ 91 (US$ 72 in 2024), relating to 906 employees enrolled in voluntary severance programs with expected termination by December 2027.
Common Shares [Member]
IfrsStatementLineItems [Line Items]
Investment portfolio	$ 23	21
Debentures [Member]
IfrsStatementLineItems [Line Items]
Investment portfolio	$ 1	1
Profit sharing [member]
IfrsStatementLineItems [Line Items]
Percentage of net income distributed to shareholders	6.25%
Percentage of dividend distributed to shareholders	25.00%
PP-1 [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 1,062	1,001
PP-2 [member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	238	239
Expected defined benefit portion	497
Expected defined contribution portion	249
PP-3 [member]
IfrsStatementLineItems [Line Items]
Post-employment benefit expense, defined contribution plans	$ 2	$ 2